UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05595

                      ACM GOVERNMENT OPPORTUNITY FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM GOVERNMENT OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

                                                                            Principal
                                                                             Amount
                                                                              (000)     U.S. $ Value
                                                                           ----------   ------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS--87.0%
U.S. Treasury Notes--62.5%
   2.25%, 2/15/07 (a)                                                US$        3,600    $ 3,524,767
   2.75%, 8/15/07 (a)                                                           6,000      5,838,750
   3.50%, 5/31/07 - 11/15/09 (a)                                               25,210     24,442,326
   3.75%, 5/15/08 (a)(b)                                                       21,097     20,642,106
   4.00%, 9/30/07 (a)                                                          11,107     10,970,761
   4.25%, 10/31/07 - 08/15/15 (a)(b)                                            3,000      2,871,288
                                                                                        ------------
                                                                                          68,289,998
                                                                                        ------------
U.S. Treasury Bonds--21.8%
   6.25%, 5/15/30 (b)                                                          10,700     12,092,669
   14.00%, 11/15/11 (a)                                                        11,250     11,794,478
                                                                                        ------------
                                                                                          23,887,147
                                                                                        ------------
Mortgage Related Securities--2.7%
Federal National Mortgage Association
   6.50%, 05/25/36                                                              2,415      2,455,753
   7.50%, 11/01/29 (a)                                                            162        168,629
   8.00%, 6/01/28 (a)                                                             138        146,668
Government National Mortgage
   Association
   6.50%, 2/15/29 (a)                                                             148        152,189
                                                                                        ------------
                                                                                           2,923,239
                                                                                        ------------
Total U.S. Government and
   Government Sponsored
   Agency Obligations
   (cost $99,147,169)                                                                     95,100,384
                                                                                        ------------

SOVEREIGN DEBT OBLIGATIONS--38.7%
Argentina--4.8%
Republic of Argentina
   4.889%, 8/03/12 FRN (a)                                                      3,684      3,456,700
   7.82%, 12/31/33 (a)                                               EUR        1,230      1,499,707
   8.28%, 12/31/33 (a)                                               US$          306        303,330
                                                                                        ------------
                                                                                           5,259,737
                                                                                        ------------
Brazil--6.2%
Federal Republic of Brazil
   7.125%, 1/20/37 (a)                                                          1,870      1,818,575
   8.25%, 1/20/34 (a)                                                           1,709      1,858,538
   12.50%, 1/05/16 (a)                                               BRL        6,500      3,130,091
                                                                                        ------------
                                                                                           6,807,204
                                                                                        ------------
Colombia--2.4%
Republic of Colombia
   8.125%, 5/21/24 (a)                                               US$          250        278,125
   11.75%, 3/01/10 (a)                                               COP    5,000,000      2,360,246
                                                                                        ------------
                                                                                           2,638,371
                                                                                        ------------

                                                                           Principal
                                                                             Amount
                                                                              (000)     U.S. $ Value
                                                                           ----------   ------------
Costa Rica--0.3%
Republic of Costa Rica
   8.05%, 1/31/13 (a)(c)                                             US$          292     $  310,980
   8.11%, 2/01/12 (a)(c)                                                           13         13,780
                                                                                        ------------
                                                                                             324,760
                                                                                        ------------
Ecuador--0.5%
Republic of Ecuador
   9.00%, 8/15/30 (a)(c)(d)                                                       560        579,091
                                                                                        ------------
Indonesia--3.0%
Indonesia Government
   12.90%, 6/15/22 (a)                                               IDR   10,000,000      1,206,602
Indonesia Recapitalization Bond
   13.15%, 3/15/10 (a)                                                     17,000,000      2,031,873
                                                                                        ------------
                                                                                           3,238,475
                                                                                        ------------
Mexico--6.0%
Mexican Bonos
   8.00%, 12/07/23 (a)                                               MXP       18,624      1,563,247
   9.00%, 12/22/11 (a)                                                          9,196        853,770
   10.00%, 12/05/24 (a)                                                        21,538      2,168,331
Mexican Fixed Rate Bond Principal
   Zero Coupon, 12/05/24 (a)                                                   45,157        770,550
United Mexican States
   5.625%, 1/15/17 (a)                                               US$        1,300      1,244,100
                                                                                        ------------
                                                                                           6,599,998
                                                                                        ------------
Panama--0.8%
Republic of Panama
   7.125%, 1/29/26 (a)                                                            819        827,190
                                                                                        ------------
Peru--2.4%
Peru Bono Soberano
   Series 7
   8.60%, 8/12/17 (a)                                                PEN        4,257      1,345,444
Republic of Peru
   8.375%, 5/03/16 (a)                                               US$          625        680,625
   8.75%, 11/21/33 (a)                                                            543        610,875
                                                                                        ------------
                                                                                           2,636,944
                                                                                        ------------
Philippines--3.1%
Republic of Philippines
   9.50%, 2/02/30 (a)                                                             193        228,464
   10.625%, 3/16/25 (a)                                                         2,436      3,148,530
                                                                                        ------------
                                                                                           3,376,994
                                                                                        ------------
Poland--3.7%
Poland Government Bond
   6.25%, 10/24/15 (a)                                               PLZ       11,330      3,980,764
                                                                                        ------------
Turkey--1.9%
Republic of Turkey
   11.50%, 1/23/12 (a)                                               US$          285        354,112
Turkey Government Bond
   Zero Coupon, 6/27/07 (a)                                          TRL        2,650      1,732,760
                                                                                        ------------
                                                                                           2,086,872
                                                                                        ------------

                                                                           Principal
                                                                             Amount
                                                                              (000)     U.S. $ Value
                                                                           ----------   ------------
Ukraine--0.2%
Government of Ukraine
   7.65%, 6/11/13 (a)(c)                                             US$          250   $    261,250
                                                                                        ------------
Venezuela--3.4%
Republic of Venezuela
   8.50%, 10/08/14 (a)                                                             77         86,548
   9.25%, 9/15/27 (a)                                                           1,029      1,293,968
   10.75%, 9/19/13 (a)                                                          1,895      2,354,538
                                                                                        ------------
                                                                                           3,735,054
                                                                                        ------------
Total Sovereign Debt Obligations
   (cost $39,338,402)                                                                     42,352,704
                                                                                        ------------

SUPRANATIONAL DEBT
OBLIGATIONS --3.5%
European Investment Bank
   Zero Coupon, 9/12/08 (a)(c)
   (cost $3,323,180)                                                 BRL       11,103      3,811,367
                                                                                        ------------

SHORT-TERM INVESTMENT--0.6%
Repurchase Agreement--0.6%
Deutsche Bank
   4.73%, dated 4/28/06, due 5/01/06
   in the amount of $ 700,276
   (cost $700,000, collateralized
   by $720,000 FHLMC, 5.50%, due
   4/24/09, value $720,000)                                          US$          700        700,000
                                                                                        ------------

Total Investments--129.8%
   (cost $142,508,751)                                                                   141,964,455
Other assets less liabilities--(29.8%)                                                   (32,609,963)
                                                                                        ------------

Net Assets--100%                                                                        $109,354,492
                                                                                        ------------

FOWARD EXCHANGE CURRENCY CONTRACTS

                                   U.S. $
                      Contract     Value on      U.S. $       Unrealized
                       Amount    Origination     Current    Appreciation/
                        (000)        Date         Value     (Depreciation
                      --------   -----------   ----------   -------------
Buy Contracts
Peruvian Sol Nuevo,
   settling 5/03/06      2,258    $  683,591   $  683,033        $   (558)
Sale Contracts
Euro,
   settling 5/18/06        897     1,100,970    1,133,648         (32,678)
   settling 6/19/06        149       180,926      188,134          (7,208)
Mexican Peso,
   settling 5/23/06     10,290       952,375      928,056          24,319
   settling 6/21/06      1,858       168,265      167,242           1,023
Peruvian Sol Nuevo,
   settling 5/03/06      2,258       670,000      683,033         (13,033)
   settling 5/12/06      1,057       318,000      319,654          (1,654)
   settling 6/05/06      2,258       680,500      681,589          (1,089)
Polish Zloty,
   settling 5/09/06      9,232     2,860,085    3,008,072        (147,987)

REVERSE REPURCHASE AGREEMENTS

                                 Interest
Broker                             Rate     Maturity      Amount
------------------------------   --------   --------   -----------
Deutsche Bank Alex Brown, Inc.       3.95%   5/02/06   $12,188,899
Deutsche Bank Alex Brown, Inc.       4.70    5/02/06    19,499,262
Deutsche Bank Alex Brown, Inc.       4.70    5/02/06       990,776
                                                       -----------
                                                       $32,678,937
                                                       -----------

(a) Positions, or portion thereof, with an aggregate market value of $106,156,531 have been segregated to collateralize forward exchange currency contracts.

(b) Positions, or portion thereof, with an aggregate market value of $33,310,431 have been segregated to collateralize reverse repurchase agreements.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate market value of these securities amounted to $4,976,468 or 4.6% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2006.

Currency Abbreviations:
BRL- Brazilian Real
COP- Colombian Peso
EUR-Euro
IDR-Indonesian Rupiah
MXP - Mexican Peso
PEN-Peruvian Sol Nuevo
PLZ- Polish Zloty
TRL-Turkish Lira
US$ - United States Dollar

Glossary :
FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Government Opportunity Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


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